Intangibles (Details) - Schedule of future amortization expense - DocGo Inc. and Subsidiaries [Member]	Dec. 31, 2021 USD ($)
Intangibles (Details) - Schedule of future amortization expense [Line Items]
2022	$ 1,261,541
2023	685,914
2024	186,282
2025	139,474
2026	3,245
Thereafter	26,079
Total	$ 2,302,535